Note 12 - Stock-based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]

12. Stock-based Compensation

Our employees, including senior executives, receive incentives in the form of stock options and RSUs, whereby employees render services as consideration for equity instruments (equity-settled transactions).

On the Closing Date, we established the Equity Incentive Plan, under which RSUs were issued. The Equity Incentive Plan provides for grant of options, stock appreciation rights, restricted stock awards, RSUs, shares granted as a bonus or in lieu of another award, dividend equivalents, or other stock-based awards or performance awards at the discretion of a board-elected committee. We also maintain our 2015 Share Plan as amended (the “2015 Plan”) under which stock-based awards were issued or modified. The options were typically granted for a four-year vesting term and have a maximum term of 10 years. As of December 31, 2022, no further awards have or shall be granted under the 2015 Share Plan. There were no options granted during the nine months ended September 30, 2023 or 2022. the direct allocation as well as the sale of shares and the granting of options for the purchase of shares, at the discretion of the Company’s board of directors, to certain employees, advisors and/or independent directors.

A summary of stock option activity for the nine months ended September 30, 2023 was as follows:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Intrinsic Value (in thousands)
Balance as of December 31, 2022	6,067,313	$1.83	2.07
Forfeited	(425,178)	3.98
Exercised	(186,307)	1.13
Expired	(177,430)	2.27
Outstanding at September 30, 2023	5,278,398	$1.61	1.78	$1,041
Exercisable at September 30, 2023	4,594,898	$1.40	1.71	$1,000

As further detailed in Note 4 (Reverse Recapitalization), all options to purchase the predecessor ordinary shares were assumed by Satellogic Inc., the new listed company, and became options to purchase Class A ordinary shares of Satellogic Inc., as determined in accordance with the Merger Agreement. There were no other material cancellations or modifications to the granted awards for the nine months ended September 30, 2023 and 2022. Exercises are net of 42,898 options that are reflected as forfeitures, which were forfeited for payment of payroll taxes.

A summary of RSU activity for the nine months ended September 30, 2023 is as follows:

	Number of RSUs	Intrinsic value (in thousands)
Outstanding unvested RSUs at December 31, 2022	1,459,280
Granted during the year	3,369,167
Forfeited during the year	(559,809)
Vested during the year	(494,287)
Outstanding unvested RSUs at September 30, 2023	3,774,351	$4,416

The weighted-average grant-date price of RSUs at September 30, 2023 was $2.43. The number of shares vested is net of and total forfeitures includes 116,783 RSUs forfeited for payment of withholding taxes.

As of September 30, 2023, unrecognized stock-based compensation cost related to outstanding options and RSUs that are expected to vest was $0.9 million and $5.9 million, respectively, which is expected to be recognized over a weighted-average period of 0.87 years and 0.78 years, respectively.

Stock-based Compensation Expense

Total employee and non-employee stock-based compensation expense for the nine months ended September 30, 2023 and 2022 was classified in the Condensed Consolidated Statements of Operations and Comprehensive Loss as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
General and administrative expenses	$884	$554	$2,714	$2,240
Research and development expenses	312	781	933	1,753
Other operating expenses	218	804	607	2,631
Total	$1,414	$2,139	$4,254	$6,624

12. Stock-based Compensation

Our employees, including senior executives, receive incentives in the form of stock options and RSUs, whereby employees render services as consideration for equity instruments (equity-settled transactions).

On the Closing Date, we established the Equity Incentive Plan, under which RSUs were issued during the year ended December 31, 2022. The Equity Incentive Plan provides for the grant options, stock appreciation rights, restricted stock awards, RSUs, shares granted as a bonus or in lieu of another award, dividend equivalents, or other stock-based awards or performance awards at the discretion of a board-elected committee. We also maintain our 2015 Share Plan as amended (the “2015 Plan”) under which stock-based option awards were issued or modified. The options were typically granted with a four-year vesting term and a maximum contractual term of 10 years. As of December 31, 2022, no further awards have or shall be granted under the 2015 Share Plan. There were no options granted during the year ended December 31, 2022.

A summary of stock option activity for the year ended December 31, 2022 is as follows:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (years)	Intrinsic Value (in thousands)
Balance as of December 31, 2021	6,864,563	$2.05	2.36
Granted	—	—
Forfeited	(574,299)	4.56
Exercised	(102,825)	1.12
Expired	(120,126)	2.60
Outstanding at December 31, 2022	6,067,313	$1.83	2.07	$10,818
Exercisable at December 31, 2022	4,449,152	$1.31	1.92	$8,832

The total intrinsic value of options exercised during the years ended December 31, 2022, 2021 and 2020 was $75 thousand, $23.9 million and $9.7 million , respectively. The number of options exercised is net of 17,376 options forfeited for payment of withholding taxes.

The following table lists the inputs used under the Black-Scholes model for stock-option awards during the years ended December 31, 2022, 2021, and 2020, respectively:

	Year Ended December 31,
	2022	2021			2020
Weighted-average fair value of options at the measurement date (grant date)	$—		$23.36			$6.31
Dividend yield (%)	—		—			—
Expected volatility (%)	—%	61	-	72	59	-	61
Risk-free interest rate (%)	—%	0.5	-	1.4	0.4	-	0.5
Weighted average share price	$—		$6.79			$2.75

As further detailed in Note 4 (Reverse Recapitalization), all options to purchase the predecessor common stock were assumed by Satellogic Inc., the new listed company, and became options to purchase Class A ordinary shares of Satellogic Inc., as determined in accordance with the Merger Agreement. There were no other material cancellations or modifications to the granted awards for the years ended December 31, 2022, 2021, and 2020.

A summary of RSU activity for the year ended December 31, 2022 is as follows:

	Number of RSUs	Intrinsic Value (in thousands)
Outstanding unvested RSUs at December 31, 2021	—
Granted during the year	1,640,496
Forfeited during the year	(60,823)
Vested during the year	(120,393)
Expired during the year	—
Outstanding unvested RSUs at December 31, 2022	1,459,280	$1,940

The weighted-average exercise price of RSUs at December 31, 2022 was $4.38. The number of shares vested is net of 56,649 options forfeited for payment of withholding taxes.

As of December 31, 2022, unrecognized stock-based compensation cost related to outstanding options and RSUs that are expected to vest was $3.2 million and $5.4 million, respectively, which is expected to be recognized over a weighted-average period of 1.42 years and 1.44 years, respectively.

Stock-based Compensation Expense

Total employee and non-employee stock-based compensation expense for the years ended December 31, 2022, 2021, and 2020 was classified in the Consolidated Statements of Operations and Comprehensive Loss as follows:

	Year Ended December 31,
	2022	2021	2020
General and administrative expenses	$2,406	$5,274	$1,235
Research and development	3,631	1,968	382
Other operating expenses	2,331	3,639	115
Total	$8,368	$10,881	$1,732